Summary of Bank and Other Borrowings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Debt Disclosure [Abstract]
Short-term bank borrowings	$ 42,607	¥ 276,000	¥ 160,181
Long-term bank borrowings, current portion	5,990	38,803	55,647
Other long-term borrowings, current portion			900,000
Debt, Current, Total	48,597	314,803	1,115,828
Long-term bank borrowings, non-current portion	15,965	103,421	61,673
Long-term bank and other borrowings (including long-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of nil and RMB27,534 (US$4,251) as of December 31, 2014 and 2015, respectively)	15,965	103,421	61,673
Total bank and other borrowings	$ 64,562	¥ 418,224	¥ 1,177,501